Commitments and Contingencies - Additional Information (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Operating Lease Obligations [Line Items]
Non-cancelable operating leases for facilities expiration period	10 years
Operating leases rental expense	$ 54.9	$ 52.5	$ 52.2